DEBT (Details Narrative) $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 GBP (£)	Nov. 04, 2021 USD ($)
Short-Term Debt [Line Items]
Deferred debt issuance costs	$ 8,600	$ 10,500
Working capital facility	$ 350,000	$ 350,000
Line of Credit Facility, Interest Rate During Period	7.64%	2.96%
Short-term borrowings (Note 12)	$ 89,885	$ 78,319
CIB Long-Term Debt [Member]
Short-Term Debt [Line Items]
Short term debt amount	21,000
Short-Term Debt, Description		Under the terms of its arrangement with CIB, the Company repaid $11.0 million of this balance during 2020 with the remaining $10.0 million settled during 2021 as part of the 2021 Secured Facilities Agreement refinancing.
Repayments of Debt	11,000
Remaining debt obligation amount	$ 10,000
CIB Short-Term Debt [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Description	The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over the Central Bank of Egypt’s Corridor Offer Rate plus 50 basis points per annum HMDB commission.
ABK Short-Term Debt [Member]
Short-Term Debt [Line Items]
Debt interest rate	11.00%		11.00%
Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Short-Term Debt [Line Items]
Short term debt amount	$ 1,500
Debt interest rate	0.00%	2.30%	0.00%
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Letters of Guarantee [Member]
Short-Term Debt [Line Items]
Short term debt amount	$ 8,800
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Short-Term Debt [Line Items]
Short term debt amount | £			£ 2
Debt interest rate	0.00%	10.00%	0.00%
Time Loan Overdraft Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Short-Term Debt [Line Items]
Short term debt amount | £			£ 10
SAUDI ARABIA
Short-Term Debt [Line Items]
Line of Credit Facility, Interest Rate During Period	8.60%	3.44%
London Interbank Offered Rates LIBOR [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Interest Rate During Period	2.60%
London Interbank Offered Rates LIBOR [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Line of Credit Facility, Interest Rate During Period	3.00%
Term Loan [Member]
Short-Term Debt [Line Items]
Withdrawn term loan	$ 430,000	$ 430,000
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Debt Instrument, maturity date	Nov. 04, 2025
Long-Term Line of Credit	$ 80,000
Withdrawn term loan	$ 10,000	80,000
Line of Credit Facility, Commitment Fee Percentage	0.65%
Future Interest Payments 2023	The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to November 4, 2025.
Short term debt balance amount	$ 70,000	0
Revolving Credit Facility [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Working capital facility	350,000
CIB Short-Term Debt [Member]
Short-Term Debt [Line Items]
Short term debt balance amount		11,500
CIB Short-Term Debt [Member] | Time Loan Facility [Member]
Short-Term Debt [Line Items]
Short term debt balance amount	1,500	1,500
Short-term borrowings (Note 12)	0	0
CIB Short-Term Debt [Member] | Egyptian Pound Time Loan Facility [Member]
Short-Term Debt [Line Items]
Short term debt balance amount	2,000	2,000
Short-term borrowings (Note 12)	0	0
CIB Short-Term Debt [Member] | Egyptian Pound Time Loan Overdraft Facility [Member]
Short-Term Debt [Line Items]
Short term debt balance amount	10,000	10,000
Short-term borrowings (Note 12)	0	0
CIB Short-Term Debt [Member] | Letters of Guarantee [Member]
Short-Term Debt [Line Items]
Short term debt balance amount	4,400	5,100
Short-term borrowings (Note 12)	4,400	6,400
ABK Short-Term Debt [Member]
Short-Term Debt [Line Items]
Short term debt balance amount	3,000
Short-term borrowings (Note 12)	0
ABK Short-Term Debt [Member] | Time Loan Facility [Member]
Short-Term Debt [Line Items]
Short term debt amount	3,000
ABK Short-Term Debt [Member] | Letters of Guarantee [Member]
Short-Term Debt [Line Items]
Short term debt amount	200
Short term debt balance amount	100
Short-term borrowings (Note 12)	$ 100
ABK Short-Term Debt [Member] | Central Bank of Egypts Corridor Offer Rate [Member]
Short-Term Debt [Line Items]
Debt interest rate	1.65%		1.65%
Secured Facilities Agreement [Member]
Short-Term Debt [Line Items]
Short term debt amount	$ 430,000			$ 860,000
Debt Instrument, Covenant Description	Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Short-Term Debt [Line Items]
Working capital facility	$ 10,600	18,600
Short term debt balance amount	5,900	6,900
Utilized working capital facility	4,700	11,700
Secured Facilities Agreement [Member] | QATAR | HSBC Bank Middle East Limited [Member]
Short-Term Debt [Line Items]
Working capital facility	10,300	10,300
Secured Facilities Agreement [Member] | UNITED ARAB EMIRATES | HSBC Bank Middle East Limited [Member]
Short-Term Debt [Line Items]
Working capital facility	200	8,200
Secured Facilities Agreement [Member] | KUWAIT | HSBC Bank Middle East Limited [Member]
Short-Term Debt [Line Items]
Working capital facility	100	100
Secured Facilities Agreement [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Working capital facility	$ 97,100	126,900
Line of Credit Facility, Description	letters of credit into debt over a period of no more than two years, which carries an interest rate equal to three-month LIBOR for U.S. dollar denominated borrowings or SIBOR for Saudi Arabia Riyal borrowings, for the applicable interest period, plus a margin of 1.25% to 1.5% per annum.
Utilized working capital facility	$ 252,900	$ 223,100
Secured Facilities Agreement [Member] | Term Loan [Member]
Short-Term Debt [Line Items]
Short term debt amount	$ 860,000
Debt Instrument, maturity date	Nov. 04, 2027